UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8820
                                   ---------------------------------------------

                           The Markman MultiFund Trust
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               (Exact name of registrant as specified in charter)

             6600 France Avenue South, Minneapolis, Minnesota 55435
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               (Address of principal executive offices) (Zip code)

    Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (952) 920-4848
                                                   -----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  09/30/06
                         -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

MARKMAN CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)

           Shares                                                Market Value
COMMON STOCKS  99.7%
FINANCIAL  17.8%
           29,000    MasterCard, Inc.                          $      2,040,150
           19,000    Franklin Resources, Inc.                         2,009,250
           10,000    Goldman Sachs Group                              1,691,700
            4,000    The Chicago Mercantile Exchange                  1,913,000
              600    Berkshire Hathaway, Inc. - Class B*              1,904,400
                                                               ----------------

                                                               $      9,558,500

CONSUMER ELECTRONICS  10.4%
           48,000    QUALCOMM, Inc.                            $      1,744,800
           45,000    Hewlett-Packard Company                          1,651,050
           28,000    Apple Computer, Inc.*                            2,156,840
                                                               ----------------

                                                               $      5,552,690

SOFTWARE & SERVICES  10.0%
           90,000    Symantec Corporation*                     $      1,915,200
           65,000    Microsoft                                        1,776,450
           28,000    Adobe Systems, Inc.*                             1,048,600
           13,000    Infosys Technologies Ltd.                          620,490
                                                               ----------------

                                                               $      5,360,740

HEALTH CARE/MEDICAL  9.7%
           33,000    UnitedHealth Group, Inc.                  $      1,623,600
           28,000    Johnson & Johnson                                1,818,320
           23,000    Cerner Corporation*                              1,044,200
           12,000    Quest Diagnostics, Inc.                            733,920
                                                               ----------------

                                                               $      5,220,040

RETAIL  8.3%
           58,000    Starbucks Corporation*                    $      1,974,900
           20,000    Chico's FAS, Inc.*                                 430,600
           12,800    Sears Holdings Corporation*                      2,023,552
                                                               ----------------

                                                               $      4,429,052

CONSUMER SERVICES  7.8%
           33,000    Procter & Gamble Co.                      $      2,045,340
           28,000    Altria Group, Inc.                               2,143,400
                                                               ----------------

                                                               $      4,188,740

INTERNET COMMERCE  6.1%
           45,000    eBay, Inc.*                               $      1,276,200
            5,000    Google Inc. - Class A*                           2,009,500
                                                               ----------------

                                                               $      3,285,700

MEDIA  5.9%
          105,000    Time Warner, Inc.                                1,914,150
           40,000    The Walt Disney Company                          1,236,400
                                                               ----------------

                                                               $      3,150,550

DEFENSE  4.5%
           23,000    General Dynamics                                 1,648,410
           19,000    Ceradyne, Inc.*                                    780,710
                                                               ----------------

                                                               $      2,429,120

AUTOMOTIVE  3.9%
           19,000    Toyota Motor Corp.                        $      2,069,100
                                                               ----------------

REAL ESTATE INVESTMENT TRUST  3.7%
           18,000    Vornado Realty Trust                      $      1,962,000
                                                               ----------------

LEISURE  3.2%
           25,000    Las Vegas Sands Corp.*                    $      1,708,750
                                                               ----------------

TRANSPORTATION & DELIVERY  2.6%
           13,000    FedEx Corporation                         $      1,412,840
                                                               ----------------

PHARMACEUTICALS  2.6%
           33,000    Merck & Co., Inc.                         $      1,382,700
                                                               ----------------

CORRECTIONAL INSTITUTIONS  2.4%
           30,000    Corrections Corporation of America*       $      1,297,500
                                                               ----------------

HOMEBUILDERS/REAL ESTATE DEVELOPMENT  0.8%
           15,000    Toll Brothers, Inc.*                      $        421,200
                                                               ----------------

TOTAL COMMON STOCKS                                            $     53,429,222
                                                               ----------------

TOTAL INVESTMENT SECURITIES  99.7%                             $     53,429,222
(Cost $48,803,967)                                             ----------------

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%                             184,293
                                                               ----------------

NET ASSETS  100.0%                                             $     53,613,515
                                                               ================

* Non-income producing security.

See accompanying notes to portfolio of investments.


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

MARKMAN CORE GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)

Securities valuation - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal tax information - As of September 30, 2006, the aggregate identified cost for federal income tax purposes is $49,693,609, resulting in gross unrealized appreciation and depreciation of $4,779,564 and $1,043,951, respectively, and net unrealized appreciation of $3,735,613.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Markman MultiFund Trust

By (Signature and Title)


/s/ Robert J. Markman
Robert J. Markman
President

Date: November 14, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Robert J. Markman
Robert J. Markman
President

Date: November 14, 2006

By (Signature and Title)


/s/ Judith E. Fansler
Judith E. Fansler
Treasurer and Chief Financial Officer

Date: November 14, 2006


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